Income Taxes (Details - Reconciliation of income taxes) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net Loss Before Taxes	$ (892,877)	$ (69,372)
Net Loss Before Taxes, Percentage	100.00%	100.00%
Tax benefit at federal statutory rate	$ (187,504)	$ (14,568)
Tax benefit at federal statutory rate, Percentage	(21.00%)	(21.00%)
State income taxes, net of federal benefit	$ 0	$ 0
State income taxes, net of federal benefit, Percentage	0.00%	0.00%
Change in valuation allowance	$ 187,504	$ 14,568
Change in valuation allowance, Percentage	21.00%	21.00%
Provision from Income Taxes	$ 0	$ 0
Provision from Income Taxes, Percentage	0.00%	0.00%